Promissory Note (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 07, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Jul. 03, 2023	Dec. 31, 2022
Accrued interest		$ 1,702
Debt received from related party		1,251,257		$ 1,309,077		$ 899,153
Promissory Note Agreement [Member]
Promissory note Interest rate	5.00%
Accrued interest		$ 3,767		3,017
Common stock shares		1,050,000
Promissory note Interest		$ 750	$ 0	3,017
Loss on settlement of debt		779,024
Debt received from related party					$ 120,000
Promissory Note	$ 120,000	$ 120,000		$ 120,000